Income tax and social contribution (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax And Social Contribution
Profit before income tax and social contribution	R$ 3,184,033	R$ 1,720,908	R$ 3,103,225
Combined tax rate	34.00%	34.00%
Combined tax rate on income tax and social contribution	R$ (1,082,571)	R$ (585,109)
(Additions) / exclusions:
Equity in earnings	(30,364)	(20,939)
Permanent additions, exclusions:
Non-taxable revenues	16,573	152,277
Non-deductible expenses	(25,069)	(120,682)
Tax incentive – SUDENE/SUDAM(i)	235,753	157,254
Tax benefit related to interest on shareholders’ equity	544,000	476,000
Tax losses and temporary differences not recognized		(129,954)
Other amounts	(4,933)	21,000
Income before income tax	735,960	534,956
Income tax and social contribution expense	R$ (346,611)	R$ (50,153)
Effective rate	10.89%	2.91%